TRADE RECEIVABLES AND OTHER ASSETS - DIsclosure of changes in deferred compensation receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Receivable [Line Items]
Beginning balance	$ 20,869
Ending balance	24,096	$ 20,869
Less: current portion	(11,574)	(7,440)	$ (2,576)
Non-current portion	12,522	13,429	$ 358
Deferred compensation [Member]
Trade And Other Current Receivable [Line Items]
Beginning balance	11,112	0
Additions		13,106
Gain on receivable modification	255
Interest accretion	1,249	256
Amount received	(400)	(2,250)
Ending balance	12,216	11,112
Less: current portion	(2,500)
Non-current portion	9,716
Deferred compensation [Member] | Aftermath Silver Ltd [Member]
Trade And Other Current Receivable [Line Items]
Beginning balance	6,412	0
Additions		8,506
Gain on receivable modification	255
Interest accretion	696	156
Amount received	(400)	(2,250)
Ending balance	6,963	6,412
Less: current portion	(2,500)
Non-current portion	4,463
Deferred compensation [Member] | Abrasilver Resource Corp [Member]
Trade And Other Current Receivable [Line Items]
Beginning balance	4,700	0
Additions		4,600
Gain on receivable modification	0
Interest accretion	553	100
Amount received	0	0
Ending balance	5,253	$ 4,700
Less: current portion	0
Non-current portion	$ 5,253